Interest Income - Summary of Interest Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest and adjustment for the application of the effective interest rate of financial assets measured at amortized cost
For cash and bank deposits	$ 128,169	$ 354,796	$ 58,114
For government securities	6,429,385	9,805,996	1,824,372
For debt securities	1,607,980	1,942,811	473,775
For loans and other financing
Non financial public sector	2,953,253	1,840,235	2,285,366
Financial sector	1,012,071	2,821,732	2,991,408
Non financial private sector
Overdrafts	10,812,954	21,176,144	13,705,709
Documents	4,758,585	7,594,077	8,394,619
Mortgage loans	8,074,017	11,031,618	10,454,451
Pledge loans	476,023	855,499	1,503,884
Personal loans	32,690,320	40,829,605	52,942,020
Credit cards	11,510,688	17,978,756	17,776,669
Leases	57,036	247,431	413,127
Other	13,213,833	7,164,630	9,160,791
For repo transactions
Central Bank of Argentina	6,971,713	552,927	67,162
Other financial institutions	95,676	3,919,284	874,980
Subtotal Interest and adjustment for the application of the effective interest rate of financial assets measured at amortized cost	100,791,703	128,115,541	122,926,447
Interest and adjustment for the application of the effective interest rate of financial assets measured at fair value through other comprehensive income
Debt government Securities	56,288,509	78,228,180	40,733,953
Subtotal Interest and adjustment for the application of the effective interest rate of financial assets measured at fair value through other comprehensive income	56,288,509	78,228,180	40,733,953
Total	$ 157,080,212	$ 206,343,721	$ 163,660,400